Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 58.2%
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 2.0%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,120,000		$1,135,048	(a)
Intelsat Jackson Holdings SA, Senior Notes	5.500%	8/1/23	450,000		297,565
Telecom Italia Finance SA, Senior Notes	7.750%	1/24/33	380,000	EUR	552,299
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	850,000		860,651	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,330,000		1,259,776	(a)
Windstream Services LLC/ Windstream Finance Corp., Secured Notes	10.500%	6/30/24	1,730,000		86,500	*(a)(b)

Total Diversified Telecommunication Services					4,191,839

Entertainment - 0.8%
Netflix Inc., Senior Notes	5.875%	11/15/28	330,000		354,436
Netflix Inc., Senior Notes	4.875%	6/15/30	1,410,000		1,439,187	(a)

Total Entertainment					1,793,623

Interactive Media & Services - 0.7%
Match Group Inc., Senior Notes	5.000%	12/15/27	320,000		308,334	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	1,300,000		1,260,187	(a)

Total Interactive Media & Services					1,568,521

Media - 3.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,715,000		1,711,913	(a)
CCO Holdings LLC/CCO Holdings
Capital Corp., Senior Notes	5.125%	5/1/27	1,232,000		1,242,041	(a)
CCO Holdings LLC/CCO Holdings
Capital Corp., Senior Notes	5.000%	2/1/28	845,000		851,802	(a)
CCO Holdings LLC/CCO Holdings
Capital Corp., Senior Notes	4.500%	8/15/30	490,000		482,956	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	3.413%	2/1/24	996,000		968,043	(c)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	887,000		916,315
Summer BC Holdco B SARL, Senior
Secured Notes	5.750%	10/31/26	580,000	EUR	537,947	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	1

Western Asset Global High Yield Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - continued
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	390,000		$368,765	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	510,000		510,995	(a)

Total Media					7,590,777

Wireless Telecommunication Services - 3.9%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	750,000		794,749	(a)
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	312,000	EUR	302,055	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,610,000		1,704,636	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	890,000		964,862	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,870,000		2,146,292
Sprint Corp., Senior Notes	7.875%	9/15/23	1,030,000		1,136,950
Sprint Corp., Senior Notes	7.250%	2/1/28	1,310,000		1,321,463	(a)
T-Mobile USA Inc., Senior Notes	4.000%	4/15/22	90,000		90,898

Total Wireless Telecommunication Services					8,461,905

TOTAL COMMUNICATION SERVICES					23,606,665

CONSUMER DISCRETIONARY - 6.9%
Auto Components - 1.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	380,000		263,121	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	400,000		372,249	(a)
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	100,000		83,250
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	430,000		327,843
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	400,000		370,000
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	770,000		719,147	(a)

Total Auto Components					2,135,610

See Notes to Schedule of Investments.

2	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 0.7%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	570,000		$564,894	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	730,000		719,504	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	340,000		294,524	(a)

Total Diversified Consumer Services					1,578,922

Hotels, Restaurants & Leisure - 3.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	540,000		542,023	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	360,000		337,948
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	3.275%	7/15/35	1,232,000	GBP	1,258,645	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000		582,346	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	500,000	GBP	422,935	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	230,000	GBP	194,550	(d)
Primo Water Corp., Senior Notes	5.500%	7/1/24	720,000	EUR	788,847	(d)
Saga PLC, Senior Notes	3.375%	5/12/24	1,280,000	GBP	755,928	(d)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,540,000		1,134,518	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	210,000		177,975	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	230,000		242,075	(a)

Total Hotels, Restaurants & Leisure					6,437,790

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.750%	11/29/27	520,000		521,586

Specialty Retail - 1.2%
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	810,000	EUR	461,008	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	100,000		74,555	(a)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	1,050,000		110,250	(a)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	500,000		496,250	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	760,000		755,254	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	3

Western Asset Global High Yield Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - continued
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	$179,464	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	660,000	EUR	493,652	(a)(c)

Total Specialty Retail					2,570,433

Textiles, Apparel & Luxury Goods - 0.8%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	550,000	EUR	410,439	(d)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,470,000		1,448,920	(a)

Total Textiles, Apparel & Luxury Goods					1,859,359

TOTAL CONSUMER DISCRETIONARY					15,103,700

CONSUMER STAPLES - 0.8%
Food Products - 0.7%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	655,000		637,979
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	500,000		501,356
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	310,000		299,471

Total Food Products					1,438,806

Household Products - 0.1%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	300,000		282,741

TOTAL CONSUMER STAPLES					1,721,547

ENERGY - 9.8%
Energy Equipment & Services - 0.1%
Transocean Inc., Senior Notes	8.000%	2/1/27	270,000		129,262	(a)

Oil, Gas & Consumable Fuels - 9.7%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	200,000		81,709	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	510,000		385,223	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	1,840,000		1,082,918	(a)
Ecopetrol SA, Senior Notes	4.125%	1/16/25	1,070,000		1,006,073
MEG Energy Corp., Senior Notes	7.000%	3/31/24	366,000		171,107	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	520,000		260,842	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,580,000		1,078,303
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	1,166,000		239,030
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	690,000		146,625
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	350,000		197,077

See Notes to Schedule of Investments.

4	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	570,000	$312,552
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	360,000	190,738
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,110,000	1,072,260
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,400,000	1,442,462
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,870,000	3,670,888
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,360,000	1,002,959
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,350,000	813,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	540,000	451,236
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	380,000	314,849
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	170,000	146,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	220,000	178,750
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,700,000	1,619,339	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,910,000	1,391,454	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000	703,642	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	270,000	228,299	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	60,000	30,676
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,240,000	632,896
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	750,000	352,744

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	5

Western Asset Global High Yield Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	60,000	$26,251
YPF SA, Senior Notes	8.500%	3/23/21	990,000	676,368	(a)
YPF SA, Senior Notes	8.500%	7/28/25	2,000,000	1,049,490	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	209,537	(a)

Total Oil, Gas & Consumable Fuels				21,165,872

TOTAL ENERGY				21,295,134

FINANCIALS - 10.0%
Banks - 8.1%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000	1,074,665
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	680,000	631,105	(c)(e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	490,000	512,993	(c)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	3,830,000	3,200,252	(a)(c)
CIT Group Inc., Senior Notes	5.250%	3/7/25	430,000	421,940
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	470,000	444,594	(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	280,000	262,028	(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,400,000	1,373,877	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,620,000	1,581,445	(a)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	1,600,000	1,612,560	(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	750,000	764,771	(c)(e)

See Notes to Schedule of Investments.

6	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - continued
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000		$553,799
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	880,000		862,686	(c)(e)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,240,000		1,302,229
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	657,107	(c)(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	930,000		850,997	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000		720,495	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000		836,425	(a)(c)

Total Banks					17,663,968

Capital Markets - 0.9%
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,050,000		1,928,425	(a)(c)(e)

Consumer Finance - 0.4%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.430%)	2.193%	11/2/20	260,000		243,193	(c)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.880%)	2.728%	10/12/21	250,000		229,937	(c)
Navient Corp., Senior Notes	6.750%	6/15/26	390,000		360,964

Total Consumer Finance					834,094

Diversified Financial Services - 0.4%
Alliance Data Systems Corp., Senior Notes	4.750%	12/15/24	290,000		222,575	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	330,000		326,080	(a)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	410,000	EUR	381,069	(a)(f)

Total Diversified Financial Services					929,724

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	7

Western Asset Global High Yield Bond Fund

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	570,000		$454,575	(a)

TOTAL FINANCIALS					21,810,786

HEALTH CARE - 8.2%
Health Care Providers & Services - 2.7%
Centene Corp., Senior Notes	5.375%	6/1/26	1,350,000		1,398,141	(a)
Centene Corp., Senior Notes	4.250%	12/15/27	80,000		78,844	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	200,000		202,110	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	730,000		697,604	(a)
DaVita Inc., Senior Notes	5.000%	5/1/25	480,000		482,374
HCA Inc., Senior Notes	5.375%	9/1/26	300,000		311,273
HCA Inc., Senior Notes	5.625%	9/1/28	690,000		726,052
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	480,000		455,760	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,750,000		1,625,304

Total Health Care Providers & Services					5,977,462

Pharmaceuticals - 5.5%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	830,000		881,750	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	740,000		706,108	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	670,000		693,551	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	190,000		182,463
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	1,650,000		1,521,564
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	930,000	EUR	855,108	(d)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	7,720,000		7,092,711

Total Pharmaceuticals					11,933,255

TOTAL HEALTH CARE					17,910,717

See Notes to Schedule of Investments.

8	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 2.7%
Building Products - 0.7%
Builders FirstSource Inc., Senior Notes	5.000%	3/1/30	250,000		$226,406	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	1,430,000		1,326,922	(a)

Total Building Products					1,553,328

Commercial Services & Supplies - 1.6%
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	610,000		599,325	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	320,000		304,176
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	300,000		306,113
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	680,000		693,974
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	220,000		223,702
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,250,000		1,219,437

Total Commercial Services & Supplies					3,346,727

Containers & Packaging - 0.2%
Hercule Debtco Sarl, Senior Secured Notes (6.750% Cash or 7.500% PIK)	6.750%	6/30/24	460,000	EUR	508,222	(a)(f)

Marine - 0.2%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	980,000		516,215	(a)

TOTAL INDUSTRIALS					5,924,492

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	710,000		655,117	(a)

Internet Software & Services - 0.3%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	529,797	(a)

Software - 0.9%
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	940,000		897,700	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	330,000		329,586	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	9

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOFTWARE - continued
Open Text Corp., Senior Notes	3.875%	2/15/28	320,000	$302,300	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	510,000	482,396	(a)

Total Software				2,011,982

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	370,000	383,413	(a)

TOTAL INFORMATION TECHNOLOGY				3,580,309

MATERIALS - 5.9%
Chemicals - 0.5%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,290,000	1,042,065	(a)

Construction Materials - 0.1%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	350,000	298,368	(a)

Containers & Packaging - 2.1%
ARD Finance SA, Senior Secured
Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	880,000	760,716	(a)(f)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	2,320,000	2,343,896	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	20,000	19,500	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	200,000	192,500	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	880,000	848,892	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	310,000	325,048

Total Containers & Packaging				4,490,552

Metals & Mining - 2.7%
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,020,000	954,261	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	550,000	503,553	(a)
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,470,000	1,302,405	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	1,570,000	1,493,470

See Notes to Schedule of Investments.

10	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - continued
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	500,000		$465,984
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,340,000		1,209,752

Total Metals & Mining					5,929,425

Paper & Forest Products - 0.5%
Mercer International Inc., Senior Notes	7.375%	1/15/25	1,310,000		1,102,044

TOTAL MATERIALS					12,862,454

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	304,000		230,303
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	460,000		361,353	(a)

TOTAL REAL ESTATE					591,656

UTILITIES - 1.0%
Electric Utilities - 0.6%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000		607,198	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	790,000		716,984	(a)

Total Electric Utilities					1,324,182

Independent Power and Renewable Electricity Producers - 0.4%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,020,000		919,487	(a)

TOTAL UTILITIES					2,243,669

TOTAL CORPORATE BONDS & NOTES (Cost - $141,182,190)					126,651,129

SOVEREIGN BONDS - 21.4%
Argentina - 1.6%
Argentina Treasury Bond	1.000%	8/5/21	61,023,723	ARS	439,744	(g)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	750,000		226,125
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	550,000		158,131
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	1,090,000		310,661
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	5,920,000		1,648,779

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	11

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - continued
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,030,000		$319,300	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,110,000		299,700	(a)

Total Argentina					3,402,440

Brazil - 4.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,512,000	BRL	304,933
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	5,469,000	BRL	1,171,178
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	234,000	BRL	51,149
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	7,230,000		7,636,687
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	1,250,000		1,337,813

Total Brazil					10,501,760

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	290,000		294,715
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,000,000		993,543

Total Colombia					1,288,258

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	510,000		413,256	(a)

Croatia - 0.3%
Croatia Government International Bond, Senior Notes	6.625%	7/14/20	630,000		634,942	(a)

Dominican Republic - 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	300,000		290,623	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,110,000		1,029,525	(a)

Total Dominican Republic					1,320,148

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	1,270,000		361,950	(d)

See Notes to Schedule of Investments.

12	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.7%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		$231,977	(d)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	750,000		697,271	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	630,000		566,194	(a)

Total Egypt					1,495,442

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000		441,771	(a)

Ghana - 0.6%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	740,000		766,699	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	670,000		478,182	(a)

Total Ghana					1,244,881

Guatemala - 0.5%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	1,070,000		1,036,340	(a)

Honduras - 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	1,100,000		966,408	(a)

Indonesia - 2.6%
Indonesia Government International Bond, Senior Notes	2.950%	1/11/23	700,000		696,817
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	3,250,000		3,353,930	(a)
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	4,312,000,000	IDR	272,918
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	23,186,000,000	IDR	1,448,165

Total Indonesia					5,771,830

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	256,500		232,482	(d)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		254,317	(a)

Total Ivory Coast					486,799

Mexico - 0.3%
Mexican Bonos, Bonds	6.500%	6/9/22	13,730,000	MXN	580,477

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	13

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.4%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		$328,921	(d)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	800,000		566,000	(a)

Total Nigeria					894,921

Paraguay - 0.6%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	1,250,000		1,287,512	(a)

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	64,000,000	RUB	888,556
Russian Federal Bond - OFZ	7.050%	1/19/28	102,507,000	RUB	1,341,434

Total Russia					2,229,990

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	400,000		361,656	(a)

South Africa - 0.4%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	500,000		448,125
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	670,000		497,475

Total South Africa					945,600

Sri Lanka - 0.6%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	650,000		481,000	(d)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	290,000		200,100	(d)
Sri Lanka Government International Bond, Senior Notes	6.850%	3/14/24	530,000		349,771	(a)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	520,000		312,019	(a)

Total Sri Lanka					1,342,890

Turkey - 2.7%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	6,970,000		5,828,662

See Notes to Schedule of Investments.

14	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ukraine - 1.7%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/20	1,460,000	$1,436,192	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000	462,526	(a)
Ukraine Government International Bond, Senior Notes	7.750%	9/1/26	800,000	739,000	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,100,000	1,003,760	(a)

Total Ukraine				3,641,478

TOTAL SOVEREIGN BONDS (Cost - $57,466,631)				46,479,411

SENIOR LOANS - 10.5%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.3%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	3.205%	1/31/28	700,000	666,750	(c)(h)(i)

Entertainment - 0.2%
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.989%	10/7/24	600,922	497,764	(c)(h)(i)

Media - 2.8%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	2.740%	4/30/25	1,686,499	1,627,471	(c)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.740%	2/1/27	834,431	806,617	(c)(h)(i)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.989%	5/1/26	914,760	783,492	(c)(h)(i)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	4.392%	1/31/26	1,932,285	1,816,348	(c)(h)(i)
Terrier Media Buyer Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	5.700%	12/17/26	1,167,075	1,011,708	(c)(h)(i)

Total Media				6,045,636

Wireless Telecommunication Services - 0.8%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	3.112%	4/15/27	1,800,000	1,742,999	(c)(h)(i)

TOTAL COMMUNICATION SERVICES				8,953,149

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	15

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNt†	VALUE
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	3.180%	4/6/24	778,712	$659,958	(c)(h)(i)

Diversified Consumer Services - 0.5%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1 mo. USD LIBOR + 3.250%)	5.010%	9/23/26	1,286,775	1,170,965	(c)(h)(i)

Hotels, Restaurants & Leisure - 1.9%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	2.739%	11/19/26	1,182,974	1,097,209	(c)(h)(i)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	2.739%	3/11/25	280,065	262,794	(c)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	3.739%	12/23/24	1,484,810	1,219,666	(c)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	2.697%	6/22/26	1,715,488	1,608,270	(c)(h)(i)(j)

Total Hotels, Restaurants & Leisure				4,187,939

Specialty Retail - 2.1%
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	3.490-4.300%	8/19/22	1,170,046	603,744	(c)(h)(i)(j)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	4,058,438	3,911,320	(c)(h)(i)

Total Specialty Retail				4,515,064

TOTAL CONSUMER DISCRETIONARY				10,533,926

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Term Loan A (1 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,350,000	548,100	(c)(h)(i)

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	5.489%	8/6/26	538,650	457,853	(c)(h)(i)(k)

See Notes to Schedule of Investments.

16	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY Date	FACE AMOUNT†	VALUE
MATERIALS - 0.9%
Containers & Packaging - 0.9%
Reynolds Consumer Products LLC, Initial Term Loan (3 mo. USD LIBOR + 1.750%)	3.501%	2/4/27	470,285	$446,477	(c)(h)(i)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	3.739%	2/6/23	1,658,855	1,582,133	(c)(h)(i)

TOTAL MATERIALS				2,028,610

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.000% PIK)	9.000%	2/7/23	400,904	388,626	(c)(f)(h)(i)(k)

TOTAL SENIOR LOANS (Cost - $25,446,206)				22,910,264

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.5%
U.S. Government Obligations - 2.5%
U.S. Treasury Notes	1.375%	5/31/21	1,000,000	1,015,039
U.S. Treasury Notes	2.125%	5/31/21	400,000	409,422
U.S. Treasury Notes	1.625%	6/30/21	1,000,000	1,018,867
U.S. Treasury Notes	1.500%	11/30/21	500,000	510,752
U.S. Treasury Notes	1.750%	11/30/21	1,500,000	1,538,848
U.S. Treasury Notes	1.625%	12/31/21	500,000	512,373
U.S. Treasury Notes	1.500%	3/31/23	500,000	518,203

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,416,827)				5,523,504

			SHARES
Investments in Underlying Funds - 1.8%
Invesco Senior Loan ETF (Cost - $4,082,301)			189,284	3,872,751

			FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	510,000	406,087
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,800,000	1,465,833

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,181,994)				1,871,920

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	17

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.3%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares		6	$0	*(g)(k)(l)

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Bossier Escrow Shares		90,995	21,229	*(g)(k)

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)		24,992	23,501	*(g)(k)
KCAD Holdings I Ltd.		395,216,044	0	*(g)(k)(l)

Total Energy Equipment & Services			23,501

Oil, Gas & Consumable Fuels - 0.1%
MWO Holdings LLC		670	51,389	*(g)(k)

TOTAL ENERGY			74,890

FINANCIALS - 0.2%
Banks - 0.2%
Wells Fargo & Co.		15,945	457,621

TOTAL COMMON STOCKS (Cost - $5,936,198)			553,740

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $241,712,347)			207,862,719

	RATE
Short-Term Investments - 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,653,694)	0.334%	1,653,694	1,653,694	(m)

TOTAL INVESTMENTS - 96.4% (Cost - $243,366,041)			209,516,413

Other Assets in Excess of Liabilities - 3.6%			7,933,770

TOTAL NET ASSETS - 100.0%			$217,450,183

See Notes to Schedule of Investments.

18	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on these securities is currently in default as of March 31, 2020.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of March 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2020, the total market value of investments in Affiliated Companies was $1,653,694 and the cost was $1,653,694 (Note 2).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	19

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	57	6/20	$8,132,699	$7,872,769	$259,930

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	323,723	EUR	290,000	BNP Paribas SA	4/17/20	$3,674
USD	650,101	EUR	582,300	BNP Paribas SA	4/17/20	7,466
USD	39,396	EUR	35,223	Citibank N.A.	4/17/20	523
USD	4,539,555	GBP	3,457,289	Citibank N.A.	4/17/20	243,734
USD	157,869	EUR	141,300	Goldman Sachs Group Inc.	4/17/20	1,928
EUR	100,000	USD	110,852	JPMorgan Chase & Co.	4/17/20	(490)
EUR	950,000	USD	1,034,962	JPMorgan Chase & Co.	4/17/20	13,472

Total						$270,307

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

21

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22

Western Asset Global High Yield Bond Fund

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$126,651,129	—		$126,651,129
Sovereign Bonds	—	46,479,411	—		46,479,411
Senior Loans:
Health Care	—	—	$457,853		457,853
Utilities	—	—	388,626		388,626
Other Senior Loans	—	22,063,785	—		22,063,785
U.S. Government & Agency Obligations	—	5,523,504	—		5,523,504
Investments in Underlying Funds	$3,872,751	—	—		3,872,751
Convertible Bonds & Notes	—	1,871,920	—		1,871,920
Common Stocks:
Communication Services	—	—	0	*	0	*
Consumer Discretionary	—	—	21,229		21,229
Energy	—	—	74,890		74,890
Financials	457,621	—	—		457,621
Total Long-Term Investments	4,330,372	202,589,749	942,598		207,862,719

Short-Term Investments†	1,653,694	—	—		1,653,694

Total Investments	$5,984,066	$202,589,749	$942,598		$209,516,413

Other Financial Instruments:
Futures Contracts	$259,930	—	—		$259,930
Forward Foreign Currency Contracts	—	$270,797	—		270,797
Total Other Financial
Instruments	$259,930	$270,797	—		$530,727

Total	$6,243,996	$202,860,546	$942,598		$210,047,140

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$490	—	$490

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	23

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such company for the period ended March 31, 2020.

	Affiliate
	Value at
	December 31,	Purchased		Sold
	2019	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$739,514	$17,424,628	17,424,628	$16,510,448	16,510,448

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$4,677	—	$1,653,694

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